LOANS - PARENT COMPANY	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
LOANS - PARENT COMPANY

NOTE 15: LOANS - PARENT COMPANY

A. Loan to Parent Company:

	As of December 31	As of December 31
	2021	2020

Loan to Parent Company	$6,384	$5,819

The balance with the Parent Company represents a balance of an intercompany loan under a loan agreement signed between Gix Media and the Parent Company (the “Loan”) on March 22, 2020. The Loan bears interest at a rate to be determined from time to time in accordance with Section 3(j) of the Income Tax Ordinance, new version, and the Income Tax Regulations (Determination of Interest Rate for the purposes of Section 3(j), 1986) or according to a market interest rate decision as agreed between the parties.

For the years ended December 31, 2021 and 2020, Gix Media recognized interest income in respect of this loan in the amount of $151 and $224, respectively.

For the year ended December 31, 2020 Gix Media distributed dividend to the Parent Company in the amount of $814, which was offset from the Loan.

B. Loan from Parent Company:

	As of December 31	As of December 31
	2021	2020

Loan from Parent Company	$2,116	$2,054

The balance with the Parent Company represents certain expenses with respect to the Company’s ongoing operation (mainly salary expenses and other general and administrative expenses) which were financed by the Parent Company (the “Intercompany Balance”).

The Company entered into an agreement with the Parent Company, pursuant to which, effective as of December 31, 2021 (“Modification Date”), the Intercompany Balance was modified into a loan, which may be increased from time to time, upon the written mutual consent between the Company and the Parent Company. The Parent Company loan bears interest at a rate equivalent to the minimal interest rate recognized and attributed by the Israel Tax Authority and will be repaid, together with the accrued interest, in one payment until December 31, 2022, unless extended upon mutual consent of the Company and the Parent Company.

The Company accounted for the modification as an extinguishment of the Intercompany Balance and the issuance of a new debt. The loan was recorded at its fair value of $2,116 as of the Modification Date, with the difference of $184 between the fair value of the loan and the carrying value of the payable to the Parent Company recorded in the Company’s combined consolidated statement of changes in shareholders’ equity as a deemed contribution to the Company by the Parent Company, with a corresponding discount on the loan, to be amortized as finance expense in the Company’s combined consolidated statements of operations over the term of the loan.

As of December 31, 2021, no amounts were repaid by the Company to the Parent Company.

VIEWBIX INC.

NOTES TO COMBINED CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share data)